Notes Payable (Details Textual) (USD $)	3 Months Ended		12 Months Ended		115 Months Ended	118 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Sep. 30, 2013 Subordinated 8% promissory notes due September 2014	Dec. 31, 2013 December 2012 Subordinated Promissory Notes Payable	Dec. 31, 2012 December 2012 Subordinated Promissory Notes Payable	Sep. 30, 2013 September 2013 Subordinated Promissory Notes Payable	Mar. 31, 2014 September 2013 Subordinated Promissory Notes Payable	Mar. 31, 2013 September 2013 Subordinated Promissory Notes Payable
Notes Payable [Line Items]
Loans with effective interest rates			10.00%		10.00%
Notes payable loan amount			$ 39,990		$ 39,990
8% Promissory notes payable issued									216,000	684,000
Proceeds from Notes Payable					975,000	975,000			18,000	570,000
Notes payable due date									Dec. 06, 2013	Sep. 30, 2014
Debt discount amortization period									7 years	7 years
Purchase of warrant shares									67,500	2,137,500
Common stock exercise price							$ 0.08		$ 0.08	$ 0.08
Fair value of warrants debt discount									26,325	83,363
Cash proceed for debt discount interest rate									36,000	114,000
Debt discount interest rate of maturity									1 year	1 year
Cash paid for debt issuance costs									25,100	68,400
Amortized deferred financing costs maturity date									1 year	1 year
Warrants Value for placement agent									337,500	1,068,750
Warrants value for placement agent, Per share									$ 0.08	$ 0.08
Fair value of debt disount									13,089	41,681
Total debt issuance costs incurred in 2013											85,300	15,900
Deferred financing costs								(38,189)		31,357	20,800	9,500
Amortization of debt issuance costs1								(62,325)		56,314	85,300	15,900
Notes payable interest rate,Minimum							8.00%
Notes payable interest rate,Maximum							10.00%
Issuance date if notes payable	$ 844,292		$ 758,951	$ 153,675	$ 758,951	$ 844,292				$ 186,800
Note payable, conversion price per share (in Dollars per share)										$ 0.06
Promissory notes payable, Interest rate	8.00%		8.00%